Cover	Dec. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Entity File Number	001-31588
Entity Registrant Name	Communications Systems, Inc.
Entity Central Index Key	0000022701
Entity Tax Identification Number	41-0957999
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10900 Red Circle Drive
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	(952)
Local Phone Number	996-1674
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $.05 per share
Trading Symbol	JCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false